Taxation - Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Income before income tax expense		¥ 1,997,564	$ 281,351	¥ 1,762,846	¥ 2,177,158
Income tax expense computed at Mainland China statutory tax rates (25%)		499,391	70,338	440,713	544,290
Non-deductible expenses		44,435	6,259	60,268	28,725
Research and development expenses super - deduction		(220,773)	(31,095)	(234,179)	(185,801)
Change in valuation allowances		(3,674)	(518)	21,338	50,473
Outside basis difference		5,327	750	(5,652)	(1,111)
Effect of international tax rate difference		(45,900)	(6,465)	(16,835)	37,940
Effect of preferential tax rate		(276,110)	(38,889)	(267,490)	(552,567)
Effect of withholding tax on dividend		99,122	13,961	(1,667)	164,946
Other adjustments	[1]	(29,663)	(4,178)	(58,276)	(52,889)
Income tax expense		¥ 72,155	$ 10,163	¥ (61,780)	¥ 34,006

[1]	This amount mainly represents tax adjustments relating to share-based compensation exercised in 2020,2021 and 2022, which can be recognized in calculating income tax expense when realized at the completion of the Company’s tax returns, in 2021,2022 and 2023, respectively